Tax incentives	12 Months Ended
Dec. 31, 2017
Tax incentives [Abstract]
Tax incentives

28.              Tax incentives

(a)             Income Tax

Since 2015, the Company obtained grant in lawsuits claiming the reduction of 75% of IR on income from the following industrial units: (i) PVC and Chlor-Alkali (Cloro Soda), established in the state of Alagoas; and (ii) basic petrochemicals unit, PE (2), PVC and Chlor-Alkali units, all established in the city of Camaçari (BA). The third PE plant built in Camaçari received a report allowing the granting of the tax incentives issued by the Northeast Development Agency (SUDENE) in 2017. The term of enjoyment is 10 years and in 2017 a benefit of R$71,745 was calculated.

(b)             PRODESIN - ICMS

The Company has ICMS tax incentives granted by the state of Alagoas, through the state of Alagoas Integrated Development Program - PRODESIN, which are aimed at implementing and expanding a plant in that state. This incentive is considered an offsetting entry to sales taxes (Note 27). In 2017, the amount was R$95,704 (R$78,824 in 2016).